STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 837	$ 259,385	$ (166)	$ (470)	$ (96,181)	$ 163,405
Balance, shares at Dec. 31, 2015	33,558,102
Exercise of stock options	$ 6	236				$ 242
Exercise of stock options, shares	290,617					138,157
Treasury stock acquired, net			(3,832)			$ (3,832)
Treasury stock acquired, net, shares	(791,000)					(791,000)
Stock-based compensation		5,161				$ 5,161
Other comprehensive income				321		321
Net loss					(7,994)	(7,994)
Balance at Dec. 31, 2016	$ 843	264,782	(3,998)	(149)	(104,175)	157,303
Balance, shares at Dec. 31, 2016	33,057,719
Exercise of stock options	$ 8	354				$ 362
Exercise of stock options, shares	425,543					99,517
Stock-based compensation		3,351				$ 3,351
Other comprehensive income				185		185
Net loss					(18,072)	(18,072)
Balance at Dec. 31, 2017	$ 851	268,487	(3,998)	36	(122,247)	$ 143,129
Balance, shares at Dec. 31, 2017	33,483,262					33,483,262
Cumulative effect of new accounting standard (See Note 1)					712	$ 712
Exercise of stock options	$ 2	416				$ 416
Exercise of stock options, shares	412,999					100,737
Stock-based compensation		2,862				$ 2,862
Other comprehensive income				(803)		(803)
Net loss					(10,415)	(10,415)
Balance at Dec. 31, 2018	$ 853	$ 271,765	$ (3,998)	$ (767)	$ (131,950)	$ 135,903
Balance, shares at Dec. 31, 2018	33,896,261					33,896,261